RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Restricted cash and short-term investment balances:
Restricted cash and short-term investments	$ 24,451,000	$ 30,900,000
Minimum amount of cash and cash equivalents	25,000,000
Restricted cash	151,364,000	195,921,000
Security lease deposits included in short-term restricted cash	(5,639,000)	(5,398,000)
Restricted Cash and Cash Equivalents, Noncurrent	145,725,000	190,523,000
Capital lease obligations
Restricted cash and short-term investment balances:
Total security lease deposits for lease obligations	5,639,000	5,398,000
Secured Debt [Member] | Golar Freeze facility
Restricted cash and short-term investment balances:
Restricted cash	8,832,000	8,994,000
Secured Debt [Member] | Mazo Facility [Member]
Restricted cash and short-term investment balances:
Restricted cash	0	11,034,000
Secured Debt [Member] | NR Satu facility [Member]
Restricted cash and short-term investment balances:
Restricted cash	9,980,000	5,474,000
Methane Princess Lease [Member]
Restricted cash and short-term investment balances:
Restricted cash	151,364,000	150,913,000
Golar Grand Lease [Member]
Restricted cash and short-term investment balances:
Restricted cash	$ 0	$ 45,008,000